SIGNIFICANT ACCOUNTING POLICIES (Details 2)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Dividend yield		0.00%	0.00%
Minimum [Member]
Dividend yield	0.00%
Expected volatility	37.74%	41.78%	47.64%
Risk-free interest	2.40%	1.81%	1.11%
Expected life	4 years 9 months 11 days	4 years 9 months 7 days	4 years 9 months 4 days
Maximum [Member]
Dividend yield	2.66%
Expected volatility	41.72%	47.25%	52.95%
Risk-free interest	3.06%	2.14%	1.86%
Expected life	5 years 3 months 7 days	5 years 3 months 11 days	5 years 3 months 18 days